UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.      Name and address of issuer:

	ASM Index 30 Fund, Inc. (formerly ASM Fund, Inc.)
	15438 North Florida Avenue
	Tampa, FL  33613

2. The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]





3.      Investment Company Act File Number:  811-6187


	Securities Act File Number:  33-36454


4(a).  Last day of fiscal year for which this Form is filed:  October 31, 1997


4(b). [X]       Check box if this Form is being filed late (i.e., more than 90
calendar days after the end of the       issuer's fiscal year).
(See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c).  [X]      Check box if this is the last time the issuer will
be filing this Form.


5.      Calculation of registration fee:

	(i)     Aggregate sale price of securities sold
	during the fiscal year pursuant to section 24(f):          $78,461,093

(ii)    Aggregate price of securities redeemed or
	repurchased during the fiscal year:                        $73,593,574

(iii)   Aggregate price of securities redeemed or
	repurchased during any prior fiscal year
	ending no earlier than October 11, 1995
	that were not previously used to reduce
	registration fees payable to the Commission:              $  2,458,970

(iv)    Total available redemption credits [add Items
	5(ii) and 5(iii):                                         -$76,052,544

(v)     Net sales - if Item 5(i) is greater than Item 5(iv)
	[subtract Item 5(iv) from Item 5(i)]:                    $   2,408,549

(vi)    Redemption credits available for use in future years $       (       0)
	-- if Item 5(i) is less than Item 5(iv) [subtract Item
	5(iv) from Item 5(i)]:


(vii)   Multiplier for determining registration fee (See
	Instruction C.9):                                           x0.000295

(viii) Registration fee due [multiply Item 5(v) by Item
	  5(vii)] (enter "0" if no fee is due):                     =  $  711

6.      Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities
	(number of shares or other units) deducted here:   0 .
	If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
	in future fiscal years, then state that number here:  0    .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

								+$          0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

								=$        711

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:



		Method of Delivery:

				[X]             Wire Transfer
				[  ]            Mail or other means


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)

	[signature]

STEVEN H. ADLER, PRESIDENT

Please print the name and title of the signing officer below the signature.